Other liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities Explanatory [Abstract]
Disclosure of other current liabilities [text block]
17 Other liabilities

	December 31, 2018		December 31, 2017
(€ million)	Current	Non-current	Current	Non-current
Fair value of derivatives financial instruments	1,445	40	1,011	91
Liabilities from contracts with customers	1,108	518
Cautionary deposits		268		255
Other liabilities	1,427	676	504	1,133
	3,980	1,502	1,515	1,479

In applying IFRS 15: (i) liabilities from contracts with customers included the reclassification as of January 1, 2018, from the item Trade and other liabilities of down payments and advances from customers of  €545 million; (ii) other current liabilities included the reclassification as of January 1, 2018, from the item Trade and other receivables of the lifting imbalances in the Exploration & Production segment for €785 million following the adoption of the sales method.
Fair value related to derivative financial instruments is disclosed in note 23 — Derivative financial instruments and hedge accounting.
Liabilities from contracts with customer of  €1,626
million included: (i) advances denominated in local currency of  €716 million relating to future supplies of equity hydrocarbons to our Egyptian State-owned partners in relation to the operations of Eni’s Concession Agreements in the Country for the next four-year period and in particular, among these, the Zohr project; (ii) the current portion of advances received by Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity for €
66 million; the non-current portion amounted to €518 million.
Cautionary deposits related to deposits from retail customers for the supply of gas and electricity of €233 million (€215 million at December 31 2017).
Other current liabilities included overlifting imbalances of the Exploration & Production segment for €1,004 million.
Other non-current liabilities included tax liabilities for €61 million (€45 million at December 31, 2017) and other debts for €155 million (€45 million at December 31 2017).
Transactions with related parties are described in note 36 — Transactions with related parties.